Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 84.82%
Consumer discretionary: 1.09%
Household durables: 0.37%
Whirlpool Corporation	20,000	$ 4,360,400
Specialty retail: 0.72%
The Home Depot Incorporated	27,000	8,610,030
Health care: 30.79%
Biotechnology: 11.43%
AbbVie Incorporated	520,000	58,572,800
Alexion Pharmaceuticals Incorporated †	120,000	22,045,200
Amgen Incorporated	140,000	34,125,000
Biogen Incorporated †	10,000	3,462,700
Neurocrine Biosciences Incorporated †	105,000	10,218,600
Vertex Pharmaceuticals Incorporated †	40,000	8,065,200
		136,489,500
Health care equipment & supplies: 5.01%
Abbott Laboratories	185,000	21,447,050
Becton Dickinson & Company	55,000	13,375,450
Danaher Corporation	93,000	24,957,480
ElectroCore LLC †«	30,000	35,700
		59,815,680
Health care providers & services: 2.64%
Anthem Incorporated	35,000	13,363,000
McKesson Corporation	95,000	18,167,800
		31,530,800
Life sciences tools & services: 4.78%
Bio-Rad Laboratories Incorporated Class A †	15,000	9,664,350
IQVIA Holdings Incorporated †	50,000	12,116,000
Thermo Fisher Scientific Incorporated	70,000	35,312,901
		57,093,251
Pharmaceuticals: 6.93%
Bristol-Myers Squibb Company	640,000	42,764,800
Horizon Therapeutics plc †	212,000	19,851,680
Merck & Company Incorporated	210,000	16,331,700
Merck KGaA ADR	100,000	3,839,000
		82,787,180
Industrials: 16.47%
Aerospace & defense: 4.52%
Curtiss-Wright Corporation	45,000	5,344,200
L3Harris Technologies Incorporated	225,000	48,633,750
		53,977,950
Electrical equipment: 1.62%
AMETEK Incorporated	145,000	19,357,500
See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Industrial conglomerates: 0.64%
Honeywell International Incorporated	35,000	$ 7,677,250
Machinery: 6.73%
Crane Company	43,000	3,971,910
IDEX Corporation	80,000	17,604,000
John Bean Technologies Corporation	175,000	24,958,500
The Timken Company	420,000	33,847,800
		80,382,210
Professional services: 2.96%
Leidos Holdings Incorporated	350,000	35,385,000
Information technology: 27.91%
Electronic equipment, instruments & components: 3.44%
Amphenol Corporation Class A	600,000	41,046,000
IT services: 3.62%
Akamai Technologies Incorporated †	340,000	39,644,000
MasterCard Incorporated Class A	10,000	3,650,900
		43,294,900
Semiconductors & semiconductor equipment: 13.23%
Advanced Micro Devices Incorporated †	201,000	18,879,930
Analog Devices Incorporated	30,000	5,164,800
Broadcom Incorporated	150,000	71,526,000
Microchip Technology Incorporated	165,000	24,707,100
Micron Technology Incorporated †	150,000	12,747,000
Nvidia Corporation	4,500	3,600,450
QUALCOMM Incorporated	45,000	6,431,850
Texas Instruments Incorporated	25,000	4,807,500
Xilinx Incorporated	70,000	10,124,800
		157,989,430
Software: 7.32%
Adobe Incorporated †	50,000	29,282,000
ANSYS Incorporated †	30,000	10,411,800
Microsoft Corporation	73,000	19,775,700
Synopsys Incorporated †	101,400	27,965,106
		87,434,606
Technology hardware, storage & peripherals: 0.30%
Western Digital Corporation †	50,000	3,558,500
Materials: 8.56%
Chemicals: 4.28%
Eastman Chemical Company	160,000	18,680,000
Huntsman Corporation	525,000	13,923,000
The Sherwin-Williams Company	60,000	16,347,000
Tronox Holdings plc Class A	100,000	2,240,000
		51,190,000
Containers & packaging: 4.28%
AptarGroup Incorporated	76,500	10,774,260
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified Capital Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Containers & packaging (continued)
Berry Global Group Incorporated †	570,000	$ 37,175,400
Sealed Air Corporation	53,000	3,140,250
		51,089,910
Total Common stocks (Cost $663,469,899)		1,013,070,097

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 12.73%
Consumer discretionary: 0.32%
Auto components: 0.08%
Tenneco Incorproated 144A	5.13%	4-15-2029	$ 1,000,000	1,027,590
Household durables: 0.24%
Installed Building Company 144A	5.75	2-1-2028	2,700,000	2,841,750
Consumer staples: 1.21%
Food products: 0.70%
Post Holdings Incorporated 144A	4.50	9-15-2031	8,435,000	8,421,082
Household durables: 0.51%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	6,200,000	6,092,306
Health care: 2.93%
Health care equipment & supplies: 0.45%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	5,392,400
Health care providers & services: 2.06%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	1,007,065
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	1,039,200
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	968,380
Centene Corporation	4.63	12-15-2029	4,500,000	4,948,965
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	13,932,381
Encompass Health Corporation	4.63	4-1-2031	2,500,000	2,678,625
				24,574,616
Life sciences tools & services: 0.17%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,000,000	2,080,660
Pharmaceuticals: 0.25%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	1,500,000	1,400,175
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,545,300
				2,945,475
Industrials: 2.67%
Aerospace & defense: 0.69%
TransDigm Group Incorporated 144A	4.63	1-15-2029	1,000,000	1,000,350
TransDigm Group Incorporated	6.38	6-15-2026	7,000,000	7,251,790
				8,252,140
See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies: 0.28%
ACCO Brands Corporation 144A	4.25%	3-15-2029	$ 2,000,000	$ 1,980,000
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,307,419
				3,287,419
Construction & engineering: 0.48%
Dycom Industries Incorporated 144A	4.50	4-15-2029	5,720,000	5,769,535
Electrical equipment: 0.31%
Resideo Funding Incorporated 144A	6.13	11-1-2026	723,000	759,150
Sensata Technologies BV 144A	4.00	4-15-2029	2,880,000	2,923,440
				3,682,590
Machinery: 0.91%
SPX FLOW Incorporated 144A	5.88	8-15-2026	10,500,000	10,841,250
Information technology: 1.85%
Electronic equipment, instruments & components: 0.75%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	8,943,873
IT services: 0.03%
Gartner Incorporated 144A	3.63	6-15-2029	350,000	355,250
Semiconductors & semiconductor equipment: 0.58%
Microchip Technology Incorporated	4.25	9-1-2025	1,800,000	1,889,759
Synaptics Incorporated 144A	4.00	6-15-2029	5,000,000	5,025,000
				6,914,759
Software: 0.35%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	4,208,309
Technology hardware, storage & peripherals: 0.14%
Western Digital Corporation	4.75	2-15-2026	1,500,000	1,666,875
Materials: 3.13%
Chemicals: 2.04%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,452,080
Olin Corporation	5.50	8-15-2022	1,000,000	1,042,500
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	5,362,994
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	9,495,000
				24,352,574
Containers & packaging: 1.09%
Ball Corporation	2.88	8-15-2030	12,000,000	11,779,440
Berry Global Incorporated 144A	4.50	2-15-2026	1,189,000	1,216,109
				12,995,549
Real estate: 0.53%
Equity REITs: 0.53%
Iron Mountain Incorporated 144A	4.50	2-15-2031	5,350,000	5,416,875
SBA Communications Corporation 144A	3.13	2-1-2029	1,000,000	964,066
				6,380,941
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified Capital Builder Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.09%
Electric utilities: 0.09%
NRG Energy Incorporated 144A	5.25%	6-15-2029	$ 1,000,000	$ 1,063,750
Total Corporate bonds and notes (Cost $150,359,653)				152,090,693
Yankee corporate bonds and notes: 2.12%
Health care: 1.25%
Pharmaceuticals: 1.25%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	16,000,000	14,880,000
Information technology: 0.42%
Technology hardware, storage & peripherals: 0.42%
Seagate HDD 144A	3.13	7-15-2029	1,500,000	1,453,373
Seagate HDD 144A	4.09	6-1-2029	3,488,000	3,571,014
				5,024,387
Materials: 0.45%
Chemicals: 0.45%
Methanex Corporation	5.13	10-15-2027	4,000,000	4,320,000
Methanex Corporation	5.25	12-15-2029	1,000,000	1,077,500
				5,397,500
Total Yankee corporate bonds and notes (Cost $26,281,970)				25,301,887

		Yield	Shares
Short-term investments: 0.40%
Investment companies: 0.40%
Securities Lending Cash Investments LLC ♠∩∞		0.03	49,875	49,875
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	4,732,767	4,732,767
Total Short-term investments (Cost $4,782,642)				4,782,642
Total investments in securities (Cost $844,894,164)	100.07%			1,195,245,319
Other assets and liabilities, net	(0.07)			(808,795)
Total net assets	100.00%			$1,194,436,524

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Diversified Capital Builder Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$44,100	$18,083,500	$(18,077,725)	$0	$0	$49,875		49,875	$1,854#
Wells Fargo Government Money Market Fund Select Class	9,255,832	131,898,550	(136,421,615)	0	0	4,732,767		4,732,767	574
				$0	$0	$4,782,642	0.40%		$2,428

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Wells Fargo Diversified Capital Builder Fund  |  7

Notes to portfolio of investments—June 30, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$12,970,430	$0	$0	$12,970,430
Health care	367,716,411	0	0	367,716,411
Industrials	196,779,910	0	0	196,779,910
Information technology	333,323,436	0	0	333,323,436
Materials	102,279,910	0	0	102,279,910
Corporate bonds and notes	0	152,090,693	0	152,090,693
Yankee corporate bonds and notes	0	25,301,887	0	25,301,887
Short-term investments
Investment companies	4,782,642	0	0	4,782,642
Total assets	$1,017,852,739	$177,392,580	$0	$1,195,245,319
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo Diversified Capital Builder Fund